Effects on initial application of IFRS 15 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 18	12 Months Ended
Dec. 31, 2018
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Effects on initial application of IFRS 15 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 18
42.	Effects on initial application of IFRS 15 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 18

a)	The significant accounting policies applied on revenue recognition for the years ended December 31, 2016 and 2017 are set out below:

Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits arising in the course of business will flow to the Group and the revenue can be reliably measured, regardless of when the payment is being made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty.

The Group engaged in the research, development, manufacturing and sale of high-integration and high-precision integrated circuits and related assembly and testing services. The criteria that the Group uses to determine when to recognize revenue are: (a) the Group has transferred to the buyer the significant risks and rewards of ownership of the goods; (b) the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; (c) the amount of revenue can be measured reliably; (d) it is probable that the economic benefits associated with the transaction will flow to the Group ; (e) the stage of completion of the transaction at the end of the reporting period can be measured reliably, and (f) the costs incurred for the transaction and the costs to complete the transaction can be measured reliably.

The Group does not take ownership of: (1) bare semiconductor wafers received from customers that are assembled into finished semiconductors, and (2) assembled semiconductors received from the customers that it tests. The title and risk of loss remains with the customer for those bare semiconductors and/or assembled semiconductors. Accordingly, the customer-supplied semiconductor materials are not included in the consolidated financial statements.

The Group does not provide warranties to customers except in cases of defects in the assembly services provided and deficiencies in testing services provided. An appropriate sales allowance is recognized in the period during which the sale is recognized, and is estimated based on historical experience.

b)	The revenue recognized by using above accounting policies for the year ended December 31, 2017 are provided in Note 4.

c)

The impact and description on consolidated statement of financial position and statement of comprehensive income if the Group continues adopting above accounting policies as of and for the year ended December 31, 2018 are as follows:

		December 31, 2018
Consolidated statement of financial position items	Description	Balance under IFRS 15	Balance under previous accounting policies	Impact on accounting policy change
		NT$000	NT$000	NT$000
Contract assets	(d)(f)(g)	299,835	—	299,835
Inventories	(e)	1,778,835	2,016,106	(237,271)
Deferred tax assets	(h)	226,716	226,635	81
Contract liabilities	(i)	1,432	—	1,432
Receipts in advance	(i)	1,013	2,445	(1,432)
Current provisions	(j)	29,352	61,979	(32,627)
Current refund liabilities	(j)	32,627	—	32,627
Retained earnings		3,602,663	3,540,018	62,645

		2018
Consolidated statement of comprehensive income items	Description	Balance under IFRS 15		Balance under previous accounting policies		Impact on accounting policy change
		NT$000		NT$000		NT$000
Revenue	(a)(d)		18,480,027		18,434,763		45,264
Cost of revenue	(a)(e)		(15,050,032)		(15,021,266)		(28,766)
Operating expenses	(f)		(1,477,788)		(1,477,653)		(135)
Other non-operating income (expenses), net	(g)		173,070		173,476		(406)
Income tax expense	(c)(h)		(456,618)		(465,392)		8,774
Profit for the year			1,325,824		1,301,093		24,731

Earnings per share (in dollars)
Basic		NT$	1.65	NT$	1.62	NT$	0.03
Diluted		NT$	1.63	NT$	1.60	NT$	0.03

Explanation on the adjustments:

Impact on January 1, 2018

(a)	Revenue recognition of customized products

The Group provides high-integration and high-precision integrated circuits and related assembly and testing services based on the specifications as required by the customers. The revenue is recognized when the significant risks and rewards are transferred to customers under previous accounting policies, and the timing of recognition usually occurred upon service completion. Under IFRS 15, considering that the Group provides assembly and testing service to create or enhance a highly customized product and the customer controls the asset as it is created or enhanced, the revenue will be recognized based on the progress towards completion. As a result, retained earnings increased by NT$46,607 thousand (US$1,523 thousand), inventories decreased by NT$208,505 thousand (US$6,812 thousand) and contract assets increased by NT$255,112 thousand (US$8,334 thousand).

(b)	Presentation of refund liabilities

By adopting IFRS 15, the Group’s provision for sales allowance amounted to NT$70,156 thousand (US$2,292 thousand) is presented as current refund liabilities from January 1, 2018, which was previously presented as current provisions.

(c)	Recognition of deferred tax

When initially adopting IFRS 15, the Group recognized adjustments in the statement of financial position which resulted to temporary differences. Accordingly, as of January 1, 2018, deferred tax assets decreased by NT$626 thousand (US$20 thousand), deferred tax liabilities increased by NT$8,067 thousand (US$264 thousand) and retained earnings decreased by NT$8,693 thousand (US$284 thousand).

Impact on December 31, 2018

(d)	Contract assets and revenue recognition

Under IFRS 15, the Group provides assembly and testing service to create or enhance a highly customized product and the customer controls the asset as it is created or enhanced, the revenue will be recognized based on the progress towards completion. As a result, contract assets and revenue increased by NT$300,376 thousand (US$9,813 thousand) as of December 31, 2018.

(e)	Transfer inventory to cost of revenue

Under IFRS 15, when revenue is recognized based on the progress towards completion, work in process and finished goods in ending inventories should be transferred to cost of revenue at the end of the reporting period. As a result, inventories decreased and cost of revenue increased by NT$237,271 thousand (US$7,751 thousand) as of December 31, 2018.

(f)	Expected credit loss recognition

Under IFRS 15, when contract assets and revenue are recognized based on the progress towards completion, loss allowance is recognized based on the expected credit loss model. As a result, expected credit loss increased and contract assets decreased by NT$135 thousand (US$4 thousand) for the year ended December 31, 2018.

(g)	Foreign exchange

Under IFRS 15, when contract assets and revenue are recognized based on the progress towards completion, foreign exchange loss is also recognized using the exchange rates prevailing at the statement of financial position date. As a result, foreign exchange loss increased and contract assets decreased by NT$406 thousand (US$13 thousand) for the year ended December 31, 2018.

(h)	Recognition of deferred tax

In summary, foreign exchange loss recognized would result to a temporary difference. Accordingly, deferred tax assets increased and income tax expense decreased by NT$81 thousand (US$3 thousand) for the year ended December 31, 2018.

(i)	Presentation of contract liabilities

By adopting IFRS 15, advance payments amounted to NT$1,432 thousand (US$47 thousand) in certain assembly and testing service contracts were presented as contract liabilities as of December 31, 2018, which were previously presented as receipts in advance.

(j)	Presentation of refund liabilities

By adopting IFRS 15, the Group’s provision for sales allowance amounted to NT$32,627 thousand (US$1,066 thousand) was presented as current refund liabilities as of December 31, 2018, which was previously presented as current provisions.